Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Equity securities	54.00%	59.00%
Debt securities	34.00%	33.00%
Other	12.00%	8.00%
Defined Benefit Plan, Assets Target Allocations, Total	100.00%	100.00%